INCOME TAXES - Summary of net deferred tax assets (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Net operating loss and other tax attributes carryforwards	$ 17,041	$ 4,950
Accrued expenses	150	343
163(j) interest limitation	2,489	166
Amortization	1,433	58
Transaction costs	2,108	0
Lease liabilities	5,886	0
Other deferred tax assets	735	231
Deferred Tax Assets, Gross, Total	29,842	5,748
Deferred Tax Liabilities:
Depreciation	(66)	(73)
Unrealized gain (loss) on joint venture	(998)	(2,541)
Right of use assets	(5,239)	0
Debt	(696)	0
Other deferred tax liabilities	0	0
Deferred Tax Liabilities, Gross, Total	(6,999)	(2,640)
Valuation allowance	(23,237)	(4,282)
Net deferred tax liability	$ (394)	$ (1,174)